Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Concession financial assets related to Distribution infrastructure - IPCA	R$ 2,807	R$ 1,920
Concession Grant Fee - IPCA (Note 12.3)	3,098	3,031
Assets	59,726	55,000
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 20)	(7,547)	(4,522)
Deficit of pension plan (Forluz)	(494)	(521)
Leasing liabilities	(429)	(433)	R$ (354)
Liabilities	(32,344)	R$ (30,344)
IPCA [member] | Amount Book Value [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	2,715
Concession financial assets related to gas distribution infrastructure - IGPM	92
Concession Grant Fee - IPCA (Note 12.3)	3,098
Assets	5,905
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 20)	(7,547)
Deficit of pension plan (Forluz)	(494)
Leasing liabilities	(429)
Liabilities	(8,470)
Net liabilities exposed	(2,565)
IPCA [member] | Probable Scenario [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	2,837
Concession financial assets related to gas distribution infrastructure - IGPM	96
Concession Grant Fee - IPCA (Note 12.3)	3,238
Assets	6,171
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 20)	(7,887)
Deficit of pension plan (Forluz)	(516)
Leasing liabilities	(449)
Liabilities	(8,852)
Net liabilities exposed	(2,681)
Net effect of fluctuation in IPCA and IGP-M indexes	(116)
IPCA [member] | Adverse Scenario [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	2,934
Concession financial assets related to gas distribution infrastructure - IGPM	101
Concession Grant Fee - IPCA (Note 12.3)	3,349
Assets	6,384
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 20)	(8,157)
Deficit of pension plan (Forluz)	(534)
Leasing liabilities	(464)
Liabilities	(9,155)
Net liabilities exposed	(2,771)
Net effect of fluctuation in IPCA and IGP-M indexes	R$ (206)